March 4, 2024

Supplement to the prospectuses (each, a "Prospectus" and together, the "Prospectuses") and Statements of Additional Information (each, an "SAI" and together, the "SAIs") referenced on the reverse, as may have been supplemented.

Includes:

•  UBS Series Funds

•  UBS Investment Trust

•  PACE Select Advisors Trust

•  Master Trust

•  The UBS Funds

•  SMA Relationship Trust

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectuses and SAIs for the above-named investment trusts, including each series thereof (each, a "Trust" and together, the "Trusts") regarding changes to UBS Asset Management (Americas) LLC (formerly known as UBS Asset Management (Americas) Inc.) ("UBS AM"), the Trusts' investment manager, investment advisor and/or administrator, as applicable. On March 1, 2024, UBS AM converted from a Delaware corporation to a Delaware limited liability company pursuant to Delaware statute and changed its name to "UBS Asset Management (Americas) LLC". This conversion involved no change to: (i) the investment processes and strategies employed in the management of the Trusts' assets; (ii) the nature and level of services provided to the Trusts; (iii) the individuals primarily responsible for the day-to-day management of Trust assets; or (iv) the trustees and officers of the Trusts.

Effective immediately, the Prospectuses and SAIs are hereby revised as follows:

All references to "UBS Asset Management (Americas) Inc." in the Prospectuses and SAIs are hereby revised to "UBS Asset Management (Americas) LLC."

All references to UBS AM as a Delaware corporation are hereby revised to refer to UBS AM as a Delaware limited liability company.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2024. All rights reserved.
UBS Asset Management (Americas) LLC

ZS-1250

This supplement relates to each of the following Prospectuses and SAIs:

Fund Name	Role of UBS AM	Date of Prospectus and SAI
UBS Series Funds—UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund	Administrator	August 28, 2023
UBS Series Funds—UBS RMA Government Money Market Fund	Administrator	August 28, 2023
UBS Series Funds—UBS Liquid Assets Government Fund	Investment Advisor and Administrator	August 28, 2023
UBS Series Funds—UBS Ultra Short Income Fund	Investment Advisor and Administrator	August 28, 2023
UBS Series Funds—Limited Purpose Cash Investment Fund	Investment Advisor and Administrator	August 25, 2023
UBS Investment Trust—UBS U.S. Allocation Fund	Investment Advisor and Administrator	December 29, 2023
PACE Select Advisors Trust—UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments, PACE Alternative Strategies Investments	Investment Manager and Administrator	November 28, 2023
Master Trust—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, Tax-Free Master Fund	Investment Advisor and Administrator	August 25, 2023
UBS Funds—UBS All China Equity Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Multi Income Bond Fund, UBS Sustainable Development Bank Bond Fund	Investment Advisor and Administrator	October 27, 2023
UBS Funds—UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund	Investment Advisor and Administrator	October 27, 2023
SMA Relationship Trust—Series M	Investment Advisor and Administrator	April 28, 2023